COMMITMENTS AND CONTINGENCIES - Capital commitments (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Litigation contingencies
Accrued legal cost and other related costs in a consolidated class action lawsuit	¥ 5,748
Capital Addition Purchase Commitments [Member]
Capital commitments
Capital commitments outstanding not provided for in the financial statements, Contracted for	2,722,084	¥ 1,017,325
Purchase Of Land Use Rights [Member]
Capital commitments
Capital commitments outstanding not provided for in the financial statements, Contracted for	¥ 4,500